EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

10.      EXPLORATION AND EVALUATION ASSETS

	Santa
	Rosa	El Horcón
	Property	Property	Coricancha	Tucano	Total
Balance, January 1, 2019	$988	$1,124	$12,953	$—	$15,065
Acquisition of Beadell (note 5)	—	—	—	309	309
Change in reclamation and remediation provision	—	—	304	—	304
Foreign exchange translation difference	—	—	—	(19)	(19)
Balance, December 31, 2019	$988	$1,124	$13,257	$290	$15,659
Change in reclamation and remediation provision	—	—	10,739	—	10,739
Foreign exchange translation difference	—	—	—	(64)	(64)
Balance, December 31, 2020	$988	$1,124	$23,996	$226	$26,334